SCHEDULE OF COMPONENTS OF FINANCE LEASE (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Lessee Disclosure [Abstract]
Right-of-use assets, costs	$ 7,528,894	$ 5,758,989
Accumulated amortization	(2,764,648)	(1,502,807)
Right-of-use assets, net	$ 4,764,246	$ 4,256,182